Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Investments in available-for-sale securities, amortized cost	$ 195,796	$ 0
Loans, allowance for credit loss	7,037	219
Other assets, allowance for credit loss	$ 2,292	$ 562
Redeemable preferred stock, par value (in dollars per share)	$ 0.00	$ 0.00
Redeemable preferred stock, shares authorized (in shares)	100,000,000	570,562,965
Redeemable preferred stock, shares issued (in shares)	3,234,000	469,150,522
Redeemable preferred stock, shares outstanding (in shares)	3,234,000	469,150,522
Common stock, par value (in dollars per share)	$ 0.00	$ 0.00
Common stock, shares authorized (in shares)	3,100,000,000	789,167,056
Common stock, shares issued (in shares)	828,154,462	115,084,358
Common stock, shares outstanding (in shares)	828,154,462	115,084,358
Loans receivable at fair value	$ 5,952,972	$ 4,859,068
Redemption amount	$ 323,400	$ 3,210,470
Nonvoting Common Stock
Common stock, shares authorized (in shares)	100,000,000	8,714,000
Common stock, shares issued (in shares)	0
Common stock, shares outstanding (in shares)	0	2,406,549